Financial instruments and related disclosures - Summary of Fair Value of Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 11,073	£ 11,086
Financial liabilities at fair value	(37,264)	(36,499)
Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	106	35
Financial liabilities at fair value	(88)	(157)
Financial assets measured at fair value through other comprehensive income: | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	788	843
Financial assets measured at fair value through other comprehensive income: | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,346	2,163
Financial assets mandatorily measured at fair value through profit or loss | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	249	257
Financial assets mandatorily measured at fair value through profit or loss | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	14	31
Financial assets mandatorily measured at fair value through profit or loss | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	56	53
Financial assets mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	15	75
Financial assets mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,793	1,280
At fair value
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	5,367	4,737
Financial liabilities at fair value	(6,875)	(7,472)
At fair value | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	106	35
At fair value | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(88)	(157)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,733)	(7,280)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(54)	(35)
At fair value | Financial assets measured at fair value through other comprehensive income: | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	788	843
At fair value | Financial assets measured at fair value through other comprehensive income: | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,346	2,163
At fair value | Financial assets mandatorily measured at fair value through profit or loss | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	249	257
At fair value | Financial assets mandatorily measured at fair value through profit or loss | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	14	31
At fair value | Financial assets mandatorily measured at fair value through profit or loss | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	56	53
At fair value | Financial assets mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	15	75
At fair value | Financial assets mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,793	1,280
At fair value | Level 1
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,385	1,926
Financial liabilities at fair value	0	0
At fair value | Level 1 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income: | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	592	646
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income: | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,793	1,280
At fair value | Level 2
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,508	2,324
Financial liabilities at fair value	(142)	(192)
At fair value | Level 2 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	106	35
At fair value | Level 2 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(88)	(157)
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(54)	(35)
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income: | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income: | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,346	2,163
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	41	51
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	15	75
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	474	487
Financial liabilities at fair value	(6,733)	(7,280)
At fair value | Level 3 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,733)	(7,280)
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income: | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	196	197
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income: | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	249	257
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	14	31
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	15	2
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 0	£ 0